Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transactions [Line Items]
Amount of transaction		$ 400,000,000	$ 99,946,000
Due to related parties		153,023,000	140,731,000
Accounts receivable from related parties		218,285,000	193,225,000
Sales To Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		31,758,000	26,247,000	$ 29,197,000
Sales To Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		25,925,000	63,918,000	30,062,000
Purchases From Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		94,520,000	90,024,000	103,577,000
Purchases From Related Party [Member] | Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		24,281,000	27,943,000	26,976,000
Purchases From Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		312,506,000	72,338,000	51,901,000
Production Lines Acquired From Related Party [Member]
Related Party Transactions [Line Items]
Amount of transaction		9,327,000
Accounts Receivable with Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Due to related parties			5,596,000
Accounts receivable from related parties		12,706,000	5,767,000
Accounts Receivable with Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Due to related parties			4,402,000
Accounts receivable from related parties		8,774,000	18,352,000
Accounts Payable With Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		7,264,000
Fresenius SE [Member]
Related Party Transactions [Line Items]
Amount of transaction		$ 15,786,000
Amount of transaction in Euros | €	€ 14,500,000
Interest rate, advances received	0.97%	0.97%
Fresenius SE [Member] | Operating Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		$ 24,224,000
Amount of transaction in Euros | €	€ 22,250,000
Due to related parties		24,224,000
Fresenius SE [Member] | Sales To Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		254,000	380,000
Fresenius SE [Member] | Sales To Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		5,000	1,000	17,000
Fresenius SE [Member] | Purchases From Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		20,262,000	21,788,000	21,059,000
Fresenius SE [Member] | Purchases From Related Party [Member] | Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		9,621,000	10,554,000	9,865,000
Fresenius SE [Member] | Accounts Receivable with Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Due to related parties			3,134,000
Accounts receivable from related parties		422,000	106,000
Fresenius SE [Member] | Accounts Payable With Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		3,185,000
Fresenius SE [Member] | Accounts Payable With Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		12,021,000
General Partner [Member]
Related Party Transactions [Line Items]
Amount of transaction		$ 1,633,000
Amount of transaction in Euros | €	€ 1,500,000
Interest rate, advances received	1.334%	1.334%
Related party transaction amounts of transaction 2		$ 1,633,000
General partner management services		16,940,000	25,511,000	16,327,000
General Partner [Member] | Compensation For Risk Exposure [Member]
Related Party Transactions [Line Items]
Due to related parties		16,940,000
Accounts receivable from related parties			25,511,000
General Partner [Member] | Accounts Receivable with Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties			462,000
General partner management services		486,000	462,000
General Partner [Member] | Accounts Payable With Related Party [Member]
Related Party Transactions [Line Items]
Due to related parties		17,806,000	27,347,000
General partner management services		17,806,000	486,000
Equity Method Investees [Member]
Related Party Transactions [Line Items]
Amount of transaction		$ 65,067,000
Amount of transaction in Euros | €	€ 59,766,000
Interest rate, advances received	1.80%	1.80%
gain intangible		$ 11,137,000
Equity Method Investees [Member] | Sales To Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		23,369,000	17,911,000	21,647,000
Equity Method Investees [Member] | Purchases From Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		275,340,000	27,584,000
Equity Method Investees [Member] | Accounts Receivable with Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Accounts receivable from related parties		10,180,000	4,265,000
Equity Method Investees [Member] | Accounts Receivable with Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Due to related parties			270,000
Equity Method Investees [Member] | Accounts Payable With Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		8,253,000
Fresenius SE Affiliate [Member] | Operating Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		16,215,000
Amount of transaction in Euros | €	€ 14,894,000
Due to related parties		16,215,000
Fresenius SE Affiliate [Member] | Sales To Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		8,135,000	7,956,000	6,743,000
Fresenius SE Affiliate [Member] | Sales To Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		25,920,000	63,917,000	30,045,000
Fresenius SE Affiliate [Member] | Purchases From Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Amount of transaction		74,258,000	68,236,000	82,518,000
Fresenius SE Affiliate [Member] | Purchases From Related Party [Member] | Lease Agreements [Member]
Related Party Transactions [Line Items]
Amount of transaction		14,660,000	17,389,000	17,111,000
Fresenius SE Affiliate [Member] | Purchases From Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Amount of transaction		37,166,000	44,754,000	$ 51,901,000
Fresenius SE Affiliate [Member] | Accounts Receivable with Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Due to related parties			2,462,000
Accounts receivable from related parties		2,104,000	1,396,000
Fresenius SE Affiliate [Member] | Accounts Receivable with Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Due to related parties			4,132,000
Accounts receivable from related parties		8,774,000	$ 18,352,000
Fresenius SE Affiliate [Member] | Accounts Payable With Related Party [Member] | Services [Member]
Related Party Transactions [Line Items]
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		4,079,000
Fresenius SE Affiliate [Member] | Accounts Payable With Related Party [Member] | Products [Member]
Related Party Transactions [Line Items]
Annual compensation for assuming unlimited liability, amount of General Partner's invested capital		$ 3,768,000